TRADE AND OTHER RECEIVABLES - Disclosure of trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Value Added Tax	R 56.6	R 75.1
Other receivables	33.8	57.4
Prepayments	199.1	19.2
Allowance for impairment			R (1.2)
Total trade and other receivables	288.6	149.5
Insurance claim receivable		R 31.7
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Prepayments	R 185.5